IMPAIRMENT LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2011	Dec. 31, 2012
Property, plant and mine development:
Pre-impairment Carrying Value	$ 4,049,117		$ 4,067,456
Impairment loss	(537,227)	(907,681)
Impairment Loss (net of tax)	(436,262)
Goodwill:
Pre-impairment Carrying Value	239,081		229,279
Impairment loss	(200,064)
Additional disclosures
Derivative inflation rates (as a percent)	2.00%
Number of components of weighted average cost of capital	2
Meliadine project
Goodwill:
Pre-impairment Carrying Value	200,064
Impairment loss	(200,064)
Impairment Loss (net of tax)	(200,064)
Additional disclosures
Percentage of discount rate used to calculated fair value by discounting the estimated future net cash flows	8.00%
Percentage of average gold recovery	95.10%
Meliadine project | Minimum
Additional disclosures
Gold prices (in dollars per ounce)	1,238
Foreign exchange rate	0.90
Meliadine project | Maximum
Additional disclosures
Gold prices (in dollars per ounce)	1,300
Foreign exchange rate	0.93
Property, plant and mine development
Property, plant and mine development:
Pre-impairment Carrying Value	869,265
Impairment loss	(337,163)
Post-impairment Carrying Value	532,102
Impairment Loss (net of tax)	(236,198)
Property, plant and mine development | Minimum
Additional disclosures
Gold prices (in dollars per ounce)	1,238
Foreign exchange rate	0.90
Property, plant and mine development | Maximum
Additional disclosures
Gold prices (in dollars per ounce)	1,300
Foreign exchange rate	0.93
Meadowbank mine
Property, plant and mine development:
Pre-impairment Carrying Value	732,499	1,670,838
Impairment loss	(269,269)	(907,681)
Post-impairment Carrying Value	463,230	763,157
Impairment Loss (net of tax)	(194,511)	(644,903)
Additional disclosures
Percentage of discount rate used to calculated fair value by discounting the estimated future net cash flows	6.50%	7.00%
Percentage of average gold recovery	92.30%	92.90%
Meadowbank mine | Minimum
Additional disclosures
Gold prices (in dollars per ounce)		1,250
Foreign exchange rate		0.92
Meadowbank mine | Maximum
Additional disclosures
Gold prices (in dollars per ounce)		1,553
Foreign exchange rate		0.97
Lapa mine
Property, plant and mine development:
Pre-impairment Carrying Value	136,766
Impairment loss	(67,894)
Post-impairment Carrying Value	68,872
Impairment Loss (net of tax)	$ (41,687)
Additional disclosures
Percentage of discount rate used to calculated fair value by discounting the estimated future net cash flows	5.50%
Percentage of average gold recovery	78.30%